Derivative Liabilities (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected volatility	65.30%	67.39%	71.98%
Risk-free interest rate	1.40%	1.62%	1.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (in years)	6 years	6 years 1 month 10 days	6 years 4 months 24 days
At Issuance [Member]
Expected volatility	67.62%	67.62%
Risk-free interest rate	1.59%	1.59%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5 years	5 years
At December 31, 2014 [Member]
Expected volatility		65.70%
Risk-free interest rate		1.65%
Expected dividend yield		0.00%
Expected life (in years)		4 years 1 month 24 days
At March 31, 2015 [Member]
Expected volatility	65.30%
Risk-free interest rate	1.37%
Expected dividend yield	0.00%
Expected life (in years)	3 years 10 months 28 days